CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current
Cash and cash equivalents	$ 52,418	$ 68,994
Restricted cash	1,222	1,760
Investments	16,755	5,494
Trade and settlement receivables, and other assets	2,876	981
Loans receivable	500	1,372
Prepaid expenses	407	309
Total current assets	74,178	78,910
Non-current
Restricted cash	196	187
Strategic investments	8,871	4,613
Property and equipment	746	644
Royalty and other property interests	18,496	15,034
Reclamation bonds	456	732
Deferred income tax asset		2,107
Total non-current assets	28,765	23,317
TOTAL ASSETS	102,943	102,227
Current
Accounts payable and accrued liabilities	3,618	1,328
Advances from joint venture partners	1,565	2,404
TOTAL LIABILITIES	5,183	3,732
SHAREHOLDERS' EQUITY
Capital stock	132,678	128,776
Reserves	26,433	25,063
Deficit	(61,351)	(55,344)
TOTAL SHAREHOLDERS' EQUITY	97,760	98,495
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 102,943	$ 102,227